Investments (Continuous Gross Unrealized Losses for Fixed Maturity Securities by Sector) (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	$ 3,018	$ 1,213
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	$ 379	$ 24
Fixed maturity securities in continuous unrealized loss position, less than 12 months, number of securities	1,293	602
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	$ 857	$ 46
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	$ 207	$ 4
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, number of securities	497	20
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	$ 1,605	$ 583
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	217	13
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	362	21
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	104	2
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	500	193
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	64	5
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	160	11
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	45	2
U.S. government and agency
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	178	0
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	13	0
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	0	0
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	0	0
CMBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	254	72
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	26	2
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	63	10
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	15	0
RMBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	165	114
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	16	2
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	79	0
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	15	0
State and political subdivision
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	139	107
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	33	2
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	85	0
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	21	0
ABS
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	164	138
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	8	0
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	107	2
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	6	0
Foreign government
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities in continuous unrealized loss position, less than 12 months, estimated fair value	13	6
Fixed maturity securities in continuous unrealized loss position, less than 12 months, gross unrealized losses	2	0
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, estimated fair value	1	2
Fixed maturity securities in continuous unrealized loss position, 12 months or greater, gross unrealized losses	$ 1	$ 0